Other assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of other assets

	2024	2023

Other assets	238,218	284,902

Advances to employees	3,819	7,033
Advances to suppliers	48,008	66,018
Amounts receivable from TIM Brasil (Note 35)	23,260	22,803
Amounts receivable from incentivized projects	27,391	43,138
Taxes and labor contributions to offset	80,610	83,981
Other (i)	55,130	61,929

Current portion	(208,313)	(239,318)
Non-current portion	29,905	45,584
(i)	The majority related to: (a) other advances of R$ 8,267 (R$ 16,960 on December 31, 2023); (b) employee benefits reimbursement of R$ 19,255 (R$ 14,344 as of December 31, 2023).